Offerings	Aug. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,534,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 4,534,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 626.15
Offering Note	.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	12,441,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 12,441,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,718.10
Offering Note	.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,121,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,121,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 431.01
Offering Note	.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,942,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 4,942,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 682.49
Offering Note	.